LIBERTY UTILITIES FUND
                                Semiannual Report
                                  May 31, 2002



[photo of man smiling]




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


PRESIDENT'S MESSAGE

[photo of Keith T. Banks]

Dear Shareholder:

It has been a difficult six months for the utilities market. Traditionally a strong performer during weak periods for the stock market, utilities were one of the worst-performing sectors during the six-month period. Within the sector, telecommunication stocks were the biggest drag on performance as they continued their downward slide.

In this report, Scott Schermerhorn and Harvey Hirschhorn talk in greater detail about the environment for the utilities sector and the impact of their strategies on the fund's performance. As you read about the period, we think it is important for you to keep your long-term goals in mind. An investment in the utilities sector can enhance the diversification of an investment portfolio.

As always, we thank you for investing in Liberty Utilities Fund and we look forward to the opportunity to continue to help you achieve your investment goals.

Sincerely,


/s/ Keith T. Banks

Keith T. Banks
President
Liberty Funds



Morningstar RatingTM
----------------------------------------------------------
                      Overall   3-year   5-year    10-year
==========================================================
Class A                 ***       ***     ****       ***
==========================================================
Class B                 ***       ***     ****       ***
==========================================================
Class C                 ***       ***      n/a       n/a
==========================================================
Class Z                 ***       ***      n/a       n/a
==========================================================
Domestic equity funds    --       5095     3347      960
==========================================================

For each fund with at least a three year history, Morningstar calculates a Morningstar RatingTM metric each month by subtracting the return on a 90-day US Treasury bill from the fund's load-adjusted return for the same period, and then adjusting this excess return for risk. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% received 4 stars, and the next 35% receive 3 stars. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating(TM) metrics. Each fund is rated exclusively against US-domiciled domestic equity funds. Past performance is no guarantee of future results.

Economic and market conditions can frequently change. There is no assurance that the trends described in this report will continue or commence.


Not FDIC Insured
May Lose Value
No Bank Guarantee

PERFORMANCE INFORMATION

Value of a $10,000 investment
5/31/92 - 5/31/02

PERFORMANCE OF A $10,000 INVESTMENT
5/31/92 - 5/31/02 ($)

              without     with
               sales     sales
               charge    charge
----------------------------------
 Class A      24,556      23,389
----------------------------------
 Class B      22,795      22,795
----------------------------------
 Class C      23,714      23,714
----------------------------------
 Class Z      24,735       N/A
----------------------------------



[mountain chart data]:

        Class A shares     Class A shares        Dow Jones             S&P 500
    without sales charge  with sales charge   Utility Average           Index

5/92        $10,000.0       $9,525.0           $10,000.0              $10,000.0
             10,086.0        9,606.9             9,970.0                9,851.0
             10,614.5       10,110.3            10,670.9               10,252.9
             10,595.4       10,092.1            10,425.5               10,043.8
             10,657.9       10,151.7            10,572.5               10,162.3
             10,663.2       10,156.7            10,577.8               10,196.8
             10,652.6       10,146.6            10,568.2               10,543.5
             10,921.0       10,402.3            10,754.2               10,673.2
             11,125.2       10,596.8            11,047.8               10,762.9
             11,694.9       11,139.4            11,777.0               10,909.2
             11,784.9       11,225.1            11,918.3               11,139.4
             11,757.8       11,199.3            11,834.9               10,869.9
             11,739.0       11,181.4            11,852.6               11,160.1
             12,073.5       11,500.1            12,242.6               11,192.4
             12,290.9       11,707.1            12,532.7               11,147.7
             12,603.1       12,004.4            12,922.5               11,570.2
             12,489.6       11,896.4            12,658.9               11,481.1
             12,307.3       11,722.7            12,224.7               11,718.7
             11,737.5       11,179.9            11,513.2               11,607.4
             11,935.8       11,368.9            11,789.5               11,747.9
             11,741.3       11,183.6            11,638.6               12,147.3
             11,197.6       10,665.8            10,907.7               11,818.1
             10,896.4       10,378.9            10,244.5               11,304.0
             11,138.3       10,609.3            10,425.8               11,448.7
             10,666.1       10,159.4             9,806.6               11,635.3
             10,422.9        9,927.8             9,408.4               11,350.2
             10,809.6       10,296.1             9,918.3               11,722.5
             10,840.9       10,326.0            10,144.5               12,202.0
             10,566.6       10,064.7             9,806.7               11,904.2
             10,706.1       10,197.6             9,822.4               12,170.9
             10,674.0       10,167.0             9,803.7               11,727.9
             10,702.8       10,194.4             9,988.0               11,901.5
             11,401.7       10,860.1            10,647.2               12,209.7
             11,469.0       10,924.2            10,765.4               12,684.7
             11,378.4       10,837.9            10,487.6               13,058.9
             11,612.8       11,061.2            10,899.8               13,442.8
             12,136.5       11,560.0            11,647.5               13,979.2
             12,176.6       11,598.2            11,481.0               14,303.5
             12,254.5       11,672.4            11,609.6               14,776.9
             12,540.0       11,944.4            11,584.0               14,813.9
             13,233.5       12,604.9            12,341.6               15,439.0
             13,520.7       12,878.4            12,384.8               15,383.4
             13,761.3       13,107.7            12,545.8               16,057.2
             14,424.6       13,739.5            13,183.1               16,367.1
             14,703.0       14,004.6            13,532.5               16,923.6
             14,345.7       13,664.3            12,930.3               17,081.0
             14,200.8       13,526.3            12,617.4               17,245.0
             14,046.0       13,378.9            12,491.2               17,498.5
             14,065.7       13,397.6            12,557.4               17,948.2
             14,593.2       13,900.0            13,260.6               18,016.4
             14,024.0       13,357.9            12,377.5               17,220.1
             14,092.8       13,423.4            13,010.0               17,583.4
             14,122.4       13,451.5            13,231.1               18,571.6
             14,697.1       13,999.0            13,864.9               19,084.2
             15,174.8       14,454.0            14,490.2               20,525.0
             15,293.2       14,566.7            14,381.5               20,118.6
             15,612.8       14,871.2            14,404.5               21,374.0
             15,884.5       15,129.9            14,156.8               21,542.9
             15,290.4       14,564.1            13,688.2               20,659.6
             15,411.2       14,679.1            13,585.5               21,891.0
             15,938.2       15,181.2            14,023.0               23,228.5
             16,406.8       15,627.5            14,376.4               24,262.2
             16,641.4       15,851.0            14,955.7               26,191.0
             16,262.0       15,489.6            14,804.7               24,724.3
             17,114.1       16,301.2            15,275.5               26,076.7
             17,198.0       16,381.1            15,576.4               25,205.8
             18,706.2       17,817.7            16,696.3               26,372.8
             19,617.2       18,685.4            17,689.8               26,826.4
             19,595.7       18,664.9            17,081.2               27,121.5
             20,062.0       19,109.1            17,709.8               29,076.9
             21,687.1       20,656.9            18,698.0               30,565.7
             21,086.3       20,084.7            18,634.5               30,877.5
             20,776.4       19,789.5            18,731.4               30,346.4
             21,065.2       20,064.6            19,407.6               31,578.4
             20,966.2       19,970.3            18,435.2               31,243.7
             19,796.2       18,855.9            18,497.9               26,729.0
             21,132.5       20,128.7            20,456.9               28,442.3
             21,741.1       20,708.4            20,139.8               30,751.8
             22,506.4       21,437.3            20,365.3               32,615.4
             23,976.1       22,837.2            21,027.2               34,494.0
             23,683.5       22,558.6            20,398.5               35,935.9
             23,115.2       22,017.2            19,886.5               34,818.3
             22,680.6       21,603.3            19,850.7               36,211.0
             24,558.5       23,392.0            21,186.7               37,612.4
             25,120.9       23,927.7            22,481.2               36,724.7
             25,618.3       24,401.5            21,694.3               38,755.6
             25,351.9       24,147.7            21,572.8               37,550.3
             24,507.7       23,343.6            21,749.7               37,362.5
             24,328.8       23,173.2            20,599.2               36,338.8
             25,063.5       23,873.0            21,215.1               38,639.1
             25,464.5       24,255.0            19,560.3               39,423.4
             27,175.7       25,884.9            19,759.8               41,741.5
             27,164.9       25,874.5            22,004.5               39,646.1
             25,947.9       24,715.3            20,266.2               38,896.8
             27,362.0       26,062.3            20,588.4               42,700.9
             27,580.9       26,270.8            22,441.4               41,415.6
             28,187.7       26,848.8            23,316.6               40,566.6
             27,178.6       25,887.6            21,866.3               41,564.5
             27,167.7       25,877.2            23,189.2               40,916.1
             29,115.6       27,732.7            26,062.3               43,457.0
             30,751.9       29,291.2            28,595.6               41,162.5
             31,363.9       29,874.1            28,283.9               40,989.6
             31,169.5       29,688.9            28,085.9               37,759.6
             32,182.5       30,653.8            29,787.9               37,944.6
             31,574.2       30,074.4            26,922.3               39,291.7
             31,451.1       29,957.1            28,055.8               35,712.2
             30,699.4       29,241.2            27,764.0               33,451.6
             31,555.9       30,057.0            28,849.6               36,047.5
             31,540.1       30,042.0            28,768.8               36,289.0
             30,133.4       28,702.1            26,346.5               35,407.2
             30,823.5       29,359.4            25,656.2               35,060.2
             30,499.8       29,051.1            25,145.6               32,868.9
             29,243.2       27,854.2            22,316.7               30,216.4
             29,012.2       27,634.1            21,810.2               30,793.5
             28,904.9       27,531.9            20,942.1               33,155.4
             29,396.3       27,999.9            21,964.1               33,447.2
             27,617.8       26,305.9            21,377.6               32,958.8
             26,297.7       25,048.5            21,065.5               32,322.7
             28,919.5       27,545.9            23,092.0               33,538.1
             26,606.0       25,342.2            23,112.8               31,505.6
5/02         24,556.0       23,389.0            21,946.0               31,276.0

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance cannot predict future investment results. Returns and value of an investment may vary, resulting in a gain or loss on sale. The Dow Jones Utility Average is a price-weighted average that measures the performance of the utility industry in the United States. It consists of 15 actively traded stocks representing a cross-section of corporations involved in various phases of the utility industry. The S&P 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization US stocks. Unlike the fund, indexes are not investments, do not incur fees or expenses, and are not professionally managed. Securities in the fund may not match those in an index. It is not possible to invest directly in an index. Index performance is from 5/31/92.


Average annual total return as of 5/31/02 (%)

Share class                     A1                            B                           C                     Z
Inception                     3/4/92                       5/5/92                      8/1/97                1/29/99
-------------------------------------------------------------------------------------------------------------------
                        without        with         without         with         without        with         without
                         sales         sales         sales          sales         sales         sales         sales
                        charge        charge        charge         charge        charge        charge        charge
-------------------------------------------------------------------------------------------------------------------
6 months (cumulative)   -15.05        -19.08        -15.35         -19.05        -15.34        -16.08        -14.94
-------------------------------------------------------------------------------------------------------------------
1-year                  -22.14        -25.83        -22.67        -26.04        -22.58         -23.26        -21.98
-------------------------------------------------------------------------------------------------------------------
5-year                    9.02          7.97          8.23          7.97          8.27           8.27          9.18
-------------------------------------------------------------------------------------------------------------------
10-year                   9.40          8.87          8.59          8.59          9.02           9.02          9.48
-------------------------------------------------------------------------------------------------------------------


Average annual total return as of 3/31/02 (%)

 Share class                     A                            B                           C                     Z
-------------------------------------------------------------------------------------------------------------------
                        without        with         without         with         without        with         without
                         sales         sales         sales          sales         sales         sales         sales
                        charge        charge        charge         charge        charge        charge        charge
-------------------------------------------------------------------------------------------------------------------
6 months (cumulative)    -1.11         -5.81         -1.49          -5.81         -1.34         -2.20         -0.99
-------------------------------------------------------------------------------------------------------------------
1-year                   -5.79        -10.26         -6.45        -10.53         -6.36          -7.17         -5.56
-------------------------------------------------------------------------------------------------------------------
5-year                   13.59         12.49         12.74         12.50         12.81          12.81         13.74
-------------------------------------------------------------------------------------------------------------------
10-year                  11.69         11.14         10.87         10.87         11.30          11.30         11.76
-------------------------------------------------------------------------------------------------------------------

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

1Class A shares were initially offered on August 3, 1981. On March 4, 1992, the fund changed to its current investment objective. Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes may vary based on differences in sales charges and fees associated with each class.

Class B, C and Z share (newer class shares) performance information includes returns for the fund's class A shares (the oldest existing fund class) for periods prior to its inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception date of class B and C shares would have been lower. The returns for class Z shares would have been higher.

Utility company securities
--------------------------------------------------------------------------------

Utility company securities in which the fund may invest include companies that manufacture, produce, generate, transmit, sell or distribute electricity, natural gas or other types of energy, water or other sanitary services. This definition also includes telecommunication companies such as telephone, satellite, microwave and other communications media, as well as companies engaged in the manufacture and production of equipment utilized in the energy and telecommunications industries.


Top 10 holdings as of 5/31/02 (%)

SBC Communications                 7.5
Verizon Communications             6.3
BellSouth                          5.1
CMS Energy                         4.7
PG&E                               4.7
El Paso                            4.2
Williams Companies                 4.1
AT&T                               4.0
ConAgra                            3.5
Allegheny Energy, Inc.             3.4

Portfolio holdings are calculated as a percentage of total net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same portfolio holdings in the future.

PORTFOLIO MANAGER'S REPORT

Utilities sector struggles amid investor concerns

The utilities sector sank during the past six months, as investors fled the group, concerned about accounting issues in the aftermath of the Enron bankruptcy. Utilities with energy trading and power generation operations were especially hard hit, while electric utilities managed a modest gain. Telecommunications stocks also tumbled, as the industry struggled with excess capacity. The Dow Jones Utility Average, which tracks the performance of 15 electric utilities, delivered a total return of 4.79% for the six months ended May 31, 2002. Liberty Utilities Fund's Class A shares posted a total return of negative 15.05% (unadjusted for sales charge) for the same period, weighed down by its diversification across all utilities groups. The fund also lagged the S&P 500 Index, which had a negative 5.67% total return for the period.

TELECOMMUNICATIONS, TRADING
AND GENERATION DOWNDRAFT

Telecommunications had the biggest negative impact on the fund's performance, largely the result of our stake in WorldCom (1.0% of net assets)2. The stock was hurt by fears that the company would not be able to meet its debt payments.1 Utilities with energy trading operations, such as El Paso and Williams Companies (4.2% and 4.1% of net assets, respectively), were also a drag on performance as the ratings agencies downgraded their debt, which caused investors to panic and sell. Finally, power generation companies such as Calpine (3.0% of net assets), the lowest cost producer of electricity in the country, took a heavy toll as jittery investors sold off their shares.

DRAMATIC INCREASE IN TELECOMMUNICATIONS

During the period, we trimmed our stake in electrics and non-utilities and boosted our telecommunications stake to about 30% of net assets. In retrospect, we may have been early in our decision. However, telecommunications valuations (stock prices relative to other measures, such as earnings) were extremely attractive (that is, cheap). And the industry's prospects looked promising, as the demise of some newer entrants narrowed the playing field for survivors.

Our focus was on traditional service providers like BellSouth, SBC Communications, and Verizon Communications, all of which have demonstrated staying power. We also invested in foreign wireline companies with strong competitive advantages,

-------------------
1 After the close of the fund's fiscal period on May 31st, WorldCom admitted to a $3.8 billion accounting error, which sent the company's stock down sharply.
2    Holdings are disclosed as of May 31, 2002, and are subject to change.

including Deutsche Telekom in Germany (2.0% of net assets) and Nippon Telephone & Telegraph in Japan (1.3% of net assets). We avoided direct investment in wireless companies, because their valuations remained high and subscriber growth rates have slowed.

SHIFT AWAY FROM ELECTRICS TOWARD GAS

Big, integrated electrics fared well over the past six months, benefiting from steady demand, a regulated environment, and, in most cases, little association with the issues plaguing the energy traders and gas companies. We took profits, believing that valuations had reached fair levels. We used the proceeds to increase our stake in beaten-down gas and power generation utilities, including El Paso, Williams, and Calpine. All have decent yields, real assets and much-needed trading operations. We also expect their outlooks to improve as domestic supplies tighten and the economic recovery boosts demand.

MORE OPTIMISM GOING FORWARD

We think utilities stocks have many reasons to move up from their current valuations. We expect the sensationalism that has stirred the sector to begin to dissipate. We expect recent events will make managements more forthright in disclosure and more focused on their core businesses. The economic recovery should also lead to increased demand and better pricing for all utilities. Finally, most companies have cut capital spending, benefiting near-term cash flows and creating more balanced supply/demand situations long term.

/s/ Scott Schermerhorn             /s/ Harvey Hirschhorn

Scott Schermerhorn                 Harvey Hirschhorn

Scott Schermerhorn joined Colonial Management Associates, Inc., the fund's investment advisor, in 1998. In addition to Liberty Utilities Fund, Scott manages or co-manages other funds within the Liberty family of funds. Prior to joining Colonial, he was the head of the value team at Federated Investors. Harvey Hirschhorn has managed the fund since August 2000, as well as other funds for Stein Roe & Farnham, Incorporated, an affiliate of Colonial, since 1973.



An investment in Liberty Utilities Fund offers the potential for long-term growth, but also involves certain risks, including stock market fluctuations due to economic and business developments.

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's assessment of a company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it.

The value of your investments may be affected by fluctuations in utility stock prices, which may occur in response to changes in interest rates and regulatory, economic and business developments. Investing in international and emerging markets offers the potential for long-term growth, but also carries special risks, including potentially greater social, political, currency and economic volatility than in the United States or developed markets.



Net asset value per share as of 5/31/02 ($)

Class A         13.90
Class B         13.89
Class C         13.90
Class Z         13.89

Distributions declared per share 12/1/01 - 5/31/02 ($)

Class A                 Income          0.13
                        Capital gain    2.21
Class B                 Income          0.06
                        Capital gain    2.21
Class C                 Income          0.06
                        Capital gain    2.21
Class Z                 Income          0.15
                        Capital gain    2.21

BOUGHT
--------------------------------------------------------------------------------

After reducing our overall exposure to regional Bell operating companies in 2001, we reversed course in 2002 to take advantage of depressed valuations. During the period, we added substantially to our investments in BELLSOUTH (5.1% of assets), SBC COMMUNICATIONS (7.5% of assets) and VERIZON COMMUNICATIONS (6.3% of assets), all of which we believe have valuable assets, strong customer bases, and a broad mix of services that bode well for long-term growth.

SOLD
--------------------------------------------------------------------------------

To help fund our telecommunication purchases, we took profits in oil companies, which rallied nicely as oil prices rose. We sold both PHILLIPS PETROLEUM and USX-MARATHON GROUP as concerns surfaced that commodity prices could fall again. While the outlook for these oil companies remained strong, their valuations seemed high relative to other groups.


Top sectors as of 5/31/02 (%)

Utilities1             93.7
Consumer staples        3.5
Health care             2.1


Sectors are calculated as a percentage of total net assets. Since the fund is actively managed, there can be no guarantee the fund will maintain these sector breakdowns in the future.

1 Using the fund's definition of utilities, the following subsectors were included in this calculation: telecommunications (29.5%) and information technology (1.5%).

INVESTMENT PORTFOLIO

May 31, 2002 (Unaudited)

COMMON STOCKS - 96.7%              SHARES         VALUE
-------------------------------------------------------------
CONSUMER STAPLES - 3.5%
FOOD, BEVERAGES & TOBACCO - 3.5%
PACKAGED FOODS - 3.5%
ConAgra, Inc.                   1,080,000  $ 26,578,800
-------------------------------------------------------------

-------------------------------------------------------------
HEALTH CARE - 2.1%
HEALTH CARE EQUIPMENT & SERVICES - 2.1%
MANAGED HEALTH CARE - 2.1%
Aetna, Inc.                       329,900    15,785,715
-------------------------------------------------------------

-------------------------------------------------------------
UTILITIES - 91.1%
ALTERNATIVE CARRIERS - 1.6%
Cable & Wireless PLC, ADR       1,269,900    11,975,157
-------------------------------------------------------------
ELECTRIC SERVICES - 39.0%
Allegheny Energy, Inc.            729,200    26,200,156
CMS Energy Corp.                2,005,000    36,210,300
Edison International (a)        1,292,400    24,116,184
Exelon Corp.                      465,800    24,915,642
FirstEnergy Corp.                 220,800     7,619,808
FPL Group, Inc.                   186,500    11,747,635
Korea Electric Power
   Corp., ADR                   1,902,300    21,933,519
Northeast Utilities               854,300    16,957,855
PG&E Corp. (a)                  1,651,200    35,500,800
Pinnacle West Capital Corp.       302,000    12,113,220
PNM Resources, Inc.               728,100    18,930,600
Potomac Electric Power Co.        553,600    11,697,568
Reliant Energy, Inc.            1,043,900    17,756,739
TXU Corp.                         328,800    16,877,304
Xcel Energy, Inc.                 707,200    15,197,728
-------------------------------------------------------------
                                            297,775,058
-------------------------------------------------------------
GAS UTILITIES - 4.2%
El Paso Corp.                   1,248,200    32,016,330
-------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES - 29.5%
AT&T Corp.                      2,543,900    30,450,483
BellSouth Corp.                 1,167,500    38,854,400
Deutsche Telekom AG, ADR        1,399,050    15,109,740
Nippon Telegraph & Telephone
   Corp., ADR                     427,000     9,650,200
Qwest Communications
   International, Inc. (a)      2,969,900    15,324,684
SBC Communications, Inc.,
   Class A                      1,673,339    57,378,794
Verizon Communications, Inc.    1,121,930    48,242,990
WorldCom, Inc.-MCI Group          847,392     2,389,646
WorldCom, Inc.-WorldCom
   Group (a)                    4,540,500     7,537,230
-------------------------------------------------------------
                                            224,938,167
-------------------------------------------------------------



                                   SHARES         VALUE
-------------------------------------------------------------
MULTI-UTILITIES - 15.3%
Calpine Corp. (a)               2,408,200  $ 23,215,048
Duke Energy Corp.                 548,400    17,554,284
Energy East Corp.                 492,500    11,376,750
NRG Energy, Inc. (a)              867,300     9,262,764
Reliant Resources, Inc. (a)       861,100     8,137,395
Western Resources, Inc.           955,300    16,173,229
Williams Companies, Inc.        2,213,137    31,426,546
-------------------------------------------------------------
                                            117,146,016
-------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT - 1.5%
Lucent Technologies, Inc. (a)   2,513,800    11,689,170
-------------------------------------------------------------
TOTAL COMMON STOCKS
   (cost of $896,517,163)                   737,904,413
-------------------------------------------------------------

PREFERRED & CONVERTIBLE STOCKS - 1.4%
-------------------------------------------------------------
UTILITIES - 1.4%
ELECTRIC - 0.8%
Entergy Arkansas, Inc.:
   7.800%                          10,000       768,130
   7.880%                           8,900       844,583
Entergy Gulf States Utilities,
   7.560%                          18,328     1,705,384
Entergy Louisiana, Inc.,
   8.000%                          30,000       697,500
Northern Indiana Public Service Co.,
   7.440%                           9,000       855,000
Pennsylvania Power Co.,
   7.750%                          15,000     1,146,285
-------------------------------------------------------------
                                              6,016,882
-------------------------------------------------------------
OTHER UTILITIES - 0.6%
Citizens Utilities Co.,
   5.000% Convertible Preferred   100,000     4,286,000
-------------------------------------------------------------
TOTAL PREFERRED & CONVERTIBLE STOCKS
   (cost of $11,865,835)                     10,302,882
-------------------------------------------------------------
ADJUSTABLE RATE PREFERRED STOCKS - 1.2%
-------------------------------------------------------------
UTILITIES - 1.2%
ELECTRIC - 1.2%
Cleveland Electric Illuminating Co.,
   Series L                        65,000     6,418,750
Entergy Gulf States Utilities,
   Series A                        13,314     1,333,896
Toledo Edison Co., Series A        40,000     1,002,000
-------------------------------------------------------------
TOTAL ADJUSTABLE RATE PREFERRED STOCKS
   (cost of  $8,333,538)                      8,754,646
-------------------------------------------------------------



See notes to investment portfolio.

May 31, 2002 (Unaudited)

SHORT-TERM OBLIGATION - 0.2%          PAR         VALUE
-------------------------------------------------------------
Repurchase agreement with SBC
Warburg Ltd., dated 05/31/02, due
06/03/02 at 1.790%, collateralized
by U.S. Treasury Bonds and/or
Notes with various maturities to
02/15/27, market value $1,901,765
(repurchase proceeds $1,860,277)
(cost of $1,860,000)           $1,860,000   $ 1,860,000
-------------------------------------------------------------
TOTAL INVESTMENTS - 99.5%
   (cost of $918,576,536) (b)               758,821,941
-------------------------------------------------------------
OTHER ASSETS & LIABILITIES, NET - 0.5%        3,925,167
-------------------------------------------------------------
Net Assets - 100.0%                        $762,747,108
-------------------------------------------------------------

NOTES TO INVESTMENT PORTFOLIO:
(a)  Non-income producing.
(b) Cost for both financial statement and federal income tax purposes is the same.

      ACRONYM                      NAME
     --------                     ------
        ADR             American Depositary Receipt


See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2002 (Unaudited)
ASSETS:
Investments, at cost                       $918,576,536
--------------------------------------------------------------
Investments, at value                      $758,821,941
Receivable for:
   Investments sold                           3,221,763
   Fund shares sold                             551,054
   Interest                                          93
   Dividends                                  1,976,251
Deferred Trustees' compensation plan             18,922
Other assets                                        920
--------------------------------------------------------------
   Total Assets                             764,590,944
--------------------------------------------------------------
LIABILITIES:
Payable to custodian bank                         4,738
Payable for:
   Fund shares repurchased                    1,248,992
   Management fee                               446,864
   Transfer agent fee                            85,232
   Pricing and bookkeeping fees                  25,687
   Trustees' fee                                  3,594
Deferred Trustees' fee                           18,922
Other liabilities                                 9,807
--------------------------------------------------------------
   Total Liabilities                          1,843,836
--------------------------------------------------------------
NET ASSETS                                 $762,747,108
--------------------------------------------------------------
COMPOSITION OF NET ASSETS:
Paid-in capital                            $870,081,958
Undistributed net investment income             342,802
Accumulated net realized gain                52,080,133
Net unrealized depreciation on:
   Investments                             (159,754,595)
   Foreign currency translations                 (3,190)
--------------------------------------------------------------
NET ASSETS                                 $762,747,108
--------------------------------------------------------------
CLASS A:
Net assets                                 $583,553,063
Shares outstanding                           41,969,740
--------------------------------------------------------------
Net asset value per share                  $      13.90(a)
--------------------------------------------------------------
Maximum offering price per share
   ($13.90/0.9525)                         $      14.59(b)
--------------------------------------------------------------
CLASS B:
Net assets                                 $164,356,964
Shares outstanding                           11,833,476
--------------------------------------------------------------
Net asset value and offering
   price per share                         $      13.89(a)
--------------------------------------------------------------
CLASS C:
Net assets                                 $ 14,571,595
Shares outstanding                            1,048,380
--------------------------------------------------------------
Net asset value and offering
   price per share                         $      13.90(a)
--------------------------------------------------------------
CLASS Z:
Net assets                                 $    265,486
Shares outstanding                               19,107
--------------------------------------------------------------
Net asset value, offering and redemption
   price per share                         $      13.89
--------------------------------------------------------------
(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)  On sales of $50,000 or more the offering price is reduced.



STATEMENT OF OPERATIONS

For the Six Months Ended May 31, 2002  (Unaudited)
INVESTMENT INCOME:
Dividends                                $   12,479,844
Interest                                         64,481
------------------------------------------------------------
   Total Investment Income
     (net of foreign taxes
     withheld of $243,725)                   12,544,325
------------------------------------------------------------
EXPENSES:
Management fee                                2,884,421
Distribution fee:
   Class B                                      792,563
   Class C                                       52,892
Service fee:
   Class A                                      827,409
   Class B                                      264,188
   Class C                                       17,631
Pricing and bookkeeping fees                    166,604
Transfer agent fee                            1,144,044
Trustees' fee                                    21,563
Other expenses                                  101,438
------------------------------------------------------------
   Total Operating Expenses                   6,272,753
Custody earnings credit                            (412)
------------------------------------------------------------
   Net Operating Expenses                     6,272,341
------------------------------------------------------------
Interest expense                                  6,474
------------------------------------------------------------
   Net Expenses                               6,278,815
------------------------------------------------------------
Net Investment Income                         6,265,510
------------------------------------------------------------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY:
Net realized gain on investments             50,880,317
------------------------------------------------------------
Net change in unrealized appreciation/
   depreciation on:
   Investments                             (196,900,179)
   Foreign currency translations                  5,977
------------------------------------------------------------
     Net change in unrealized
     appreciation/depreciation             (196,894,202)
------------------------------------------------------------
Net Loss                                   (146,013,885)
------------------------------------------------------------
Net Decrease in Net Assets from
   Operations                             $(139,748,375)
------------------------------------------------------------


See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                              (UNAUDITED)
                              SIX MONTHS
                                 ENDED     YEAR ENDED
INCREASE (DECREASE)             MAY 31,   NOVEMBER 30,
IN NET ASSETS:                   2002         2001
------------------------------------------------------------
OPERATIONS:
Net investment income        $  6,265,510 $  11,576,461
Net realized gain on
   investments and foreign
   currency transactions       50,880,317   162,067,128
Net change in unrealized
   appreciation/depreciation
   on investments and
   foreign currency
   translations              (196,894,202) (253,779,673)
------------------------------------------------------------
Net Decrease from
   Operations                (139,748,375)  (80,136,084)
------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
   Class A                     (5,096,668)   (9,825,710)
   Class B                       (857,742)   (5,366,773)
   Class C                        (51,061)      (98,125)
   Class Z                         (1,035)       (2,056)
From net realized gains:
   Class A                    (79,931,340)  (86,486,865)
   Class B                    (31,057,013) (133,052,993)
   Class C                     (1,446,829)   (1,890,394)
   Class Z                         (3,774)      (61,797)
------------------------------------------------------------
Total Distributions
   Declared to
   Shareholders              (118,445,462) (236,784,713)
------------------------------------------------------------
SHARE TRANSACTIONS:
Class A:
   Subscriptions               83,148,705   375,307,314
   Distributions reinvested    73,320,439    81,848,300
   Redemptions                (64,246,275)  (80,997,401)
------------------------------------------------------------
      Net Increase             92,222,869   376,158,213
------------------------------------------------------------
Class B:
   Subscriptions               23,633,783    55,127,980
   Distributions reinvested    25,606,463   113,302,280
   Redemptions                (85,054,165) (425,892,093)
------------------------------------------------------------
      Net Decrease            (35,813,919) (257,461,833)
------------------------------------------------------------
Class C:
   Subscriptions                7,312,155     9,714,568
   Distributions reinvested       989,127       896,655
   Redemptions                 (1,313,127)   (3,421,475)
------------------------------------------------------------
      Net Increase              6,988,155     7,189,748
------------------------------------------------------------



                              (UNAUDITED)
                              SIX MONTHS
                                 ENDED     YEAR ENDED
                                MAY 31,   NOVEMBER 30,
                                 2002         2001
------------------------------------------------------------
Class Z:
   Subscriptions              $   286,440   $   105,673
   Distributions reinvested         4,147        63,853
   Redemptions                    (16,824)     (394,602)
------------------------------------------------------------
      Net Increase (Decrease)     273,763      (225,076)
------------------------------------------------------------
Net Increase from Share
   Transactions                63,670,868   125,661,052
------------------------------------------------------------
Total Decrease in Net Assets (194,522,969) (191,259,745)
NET ASSETS:
Beginning of period           957,270,077 1,148,529,822
------------------------------------------------------------
End of period (including
   undistributed net
   investment income of
   $342,802 and $83,798,
   respectively)            $ 762,747,108 $ 957,270,077
------------------------------------------------------------
CHANGES IN SHARES:
Class A:
   Subscriptions                5,248,694    18,762,336
   Issued for distributions
      reinvested                4,557,333     3,989,194
   Redemptions                 (4,140,964)   (4,065,512)
------------------------------------------------------------
      Net Increase              5,665,063    18,686,018
------------------------------------------------------------
Class B:
   Subscriptions                1,488,637     2,727,899
   Issued for distributions
      reinvested                1,591,131     5,500,737
   Redemptions                 (5,395,217)  (21,265,301)
------------------------------------------------------------
      Net Decrease             (2,315,449)  (13,036,665)
------------------------------------------------------------
Class C:
   Subscriptions                  453,661       460,242
   Issued for distributions
      reinvested                   61,421        43,733
   Redemptions                    (83,566)     (169,448)
------------------------------------------------------------
      Net Increase                431,516       334,527
------------------------------------------------------------
Class Z:
   Subscriptions                   18,153         5,247
   Issued for distributions
      reinvested                      257         3,097
   Redemptions                     (1,011)      (19,214)
------------------------------------------------------------
      Net Increase
         (Decrease)                17,399       (10,870)
------------------------------------------------------------



See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

May 31, 2002 (Unaudited)

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Liberty Utilities Fund (the "Fund"), a series of Liberty Funds Trust IV, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Fund's investment goal is to seek current income and long-term growth. The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A contingent deferred sales charge is assessed on Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price.

The Fund may hold investments for which market quotations are not readily available. Such securities are valued at fair value under procedures approved by the Board of Trustees.

Forward currency contracts are valued based on the weighted value of exchange-traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.


The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The valuation of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than Class A, Class B and Class C service fees and Class B and Class C distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A, Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

FOREIGN CURRENCY TRANSACTIONS:

Net realized and unrealized gains (losses) on foreign currency transactions includes the gains (losses) arising from the fluctuations in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

FORWARD CURRENCY CONTRACTS:

The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions.

Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER:

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date (except for foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of non-reclaimable tax witholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Colonial Management Associates, Inc. (the "Advisor") is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's average daily net assets as follows:

      AVERAGE DAILY NET ASSETS   ANNUAL FEE RATE
       -----------------------   ---------------
           First $1 billion           0.65%

The Advisor has voluntarily agreed to waive a portion of its fee so that the Fund will not exceed 0.60% on average daily net assets in excess of $1 billion.

BOOKKEEPING FEE:

The Advisor is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, the Advisor receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Advisor, is the Fund's principal underwriter. For the six months ended May 31, 2002, the Fund has been advised that the Distributor retained net underwriting discounts of $21,473 on sales of the Fund's Class A shares and received contingent deferred sales charges ("CDSC") of $339, $205,810 and $2,208 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan"), which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually of the average daily net assets attributable to Class A, Class B and Class C shares as of the 20th of each month. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $412 of custody fees were reduced by balance credits for the six months ended May 31, 2002. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.


NOTE 3. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

For the six months ended May 31, 2002, purchases and sales of investments, other than short-term obligations, were $341,167,154 and $382,708,471, respectively.

Unrealized appreciation (depreciation) at May 31, 2002, based on cost of investments for both financial statement and federal income tax purposes, was:

    Gross unrealized appreciation      $  52,737,487
    Gross unrealized depreciation       (212,492,082)
                                        ------------
      Net unrealized depreciation      $(159,754,595)
                                        ------------

OTHER:

The Fund invests at least 80% of its assets in utility securities, subjecting it to special risks. There also are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political, and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign government laws or restrictions.

NOTE 4. LINE OF CREDIT

The Fund has a fundamental policy which allows it to borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 331/3% of the value of its total net assets (exclusive of borrowings). The Fund is part of a $200,000,000 credit facility that has been set up as a means of borrowing. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or
(3) IBOR offshore loan rate plus 1/2 of 1%. Other investment companies managed by the Advisor also participate in the line of credit on the same terms. Because several investment companies participate, there is no assurance that an individual fund will have access to the entire $200,000,000 at any particular time. During the six months ended May 31, 2002, the Fund had borrowings of $13,333,333 at 2.76%.

NOTE 5. OTHER RELATED PARTY TRANSACTIONS

For the six months ended May 31, 2002, the Fund used AlphaTrade, Inc. and Fleet Securities, Inc., affiliates of the Advisor, as brokers. Total commissions paid to AlphaTrade, Inc. and Fleet Securities, Inc. during the period were $131,557 and $910, respectively.


FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:

                                         (UNAUDITED)
                                         SIX MONTHS
                                            ENDED                          YEAR ENDED NOVEMBER 30,
                                           MAY 31,      ---------------------------------------------------------------
CLASS A SHARES                              2002          2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                        $ 18.75      $ 25.49       $ 22.85      $ 21.13      $ 18.06      $ 15.21
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income (a)                        0.13         0.29          0.50         0.40         0.52         0.60
Net realized and unrealized gain (loss) on
   investments and foreign currency             (2.64)       (1.74)         4.23         2.32         3.11         2.85
-----------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations             (2.51)       (1.45)         4.73         2.72         3.63         3.45
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                      (0.13)       (0.38)        (0.42)       (0.34)       (0.53)       (0.60)
In excess of net investment income                 --           --            --           --        (0.01)          --
From net realized gains                         (2.21)       (4.91)        (1.67)       (0.66)       (0.02)          --
-----------------------------------------------------------------------------------------------------------------------
   Total Distributions Declared to
      Shareholders                              (2.34)       (5.29)        (2.09)       (1.00)       (0.56)       (0.60)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   END OF PERIOD                              $ 13.90      $ 18.75       $ 25.49      $ 22.85      $ 21.13      $ 18.06
-----------------------------------------------------------------------------------------------------------------------
Total return (b)                             (15.05)%(c)    (7.25)%      22.37%       13.15%       20.32%       23.26%
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses (d)                                   1.22%(e)      1.19%        1.15%        1.22%        1.19%        1.22%
Net investment income (d)                      1.61%(e)      1.44%        2.13%        1.80%        2.63%        3.76%
Portfolio turnover rate                          39%(c)        60%         102%          28%          22%           7%
Net assets, end of period (000's)          $583,553      $680,675     $449,081     $354,053     $351,047     $327,564

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c)  Not annualized.
(d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(e)  Annualized.





11

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share outstanding throughout each period is as follows:

                                         (UNAUDITED)
                                         SIX MONTHS
                                            ENDED                          YEAR ENDED NOVEMBER 30,
                                           MAY 31,      ---------------------------------------------------------------
CLASS B SHARES                              2002          2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                        $ 18.73      $ 25.45       $ 22.82      $ 21.13      $ 18.06      $ 15.21
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income (a)                        0.07         0.14          0.33         0.23         0.37         0.48
Net realized and unrealized gain (loss) on
   investments and foreign currency             (2.64)       (1.73)         4.22         2.32         3.11         2.85
-----------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations             (2.57)       (1.59)         4.55         2.55         3.48         3.33
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                      (0.06)       (0.22)        (0.25)       (0.20)       (0.38)       (0.48)
In excess of net investment income                 --           --            --           --        (0.01)          --
From net realized gains                         (2.21)       (4.91)        (1.67)       (0.66)       (0.02)          --
-----------------------------------------------------------------------------------------------------------------------
   Total Distributions Declared to
      Shareholders                              (2.27)       (5.13)        (1.92)       (0.86)       (0.41)       (0.48)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   END OF PERIOD                              $ 13.89      $ 18.73       $ 25.45      $ 22.82      $ 21.13      $ 18.06
-----------------------------------------------------------------------------------------------------------------------
Total return (b)                             (15.35)%(c)    (7.90)%      21.43%       12.32%       19.41%       22.36%
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses (d)                                   1.97%(e)      1.94%        1.90%        1.97%        1.94%        1.97%
Net investment income (d)                      0.86%(e)      0.69%        1.38%        1.05%        1.88%        3.01%
Portfolio turnover rate                          39%(c)        60%         102%          28%          22%           7%
Net assets, end of period (000's)          $164,357      $265,004     $691,943     $733,031     $736,374     $683,716

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(c)  Not annualized.
(d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(e)  Annualized.


12


FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share outstanding throughout each period is as follows:


                                         (UNAUDITED)
                                         SIX MONTHS                                                          PERIOD
                                            ENDED                  YEAR ENDED NOVEMBER 30,                    ENDED
                                           MAY 31,   -------------------------------------------------    NOVEMBER 30,
CLASS C SHARES                              2002          2001         2000         1999         1998        1997(a)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                        $ 18.74      $ 25.44       $ 22.81      $ 21.13      $ 18.06      $ 16.26
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income (b)                        0.07         0.14          0.33         0.23         0.37         0.17
Net realized and unrealized gain (loss) on
   investments and foreign currency             (2.64)       (1.71)         4.22         2.31         3.11         1.79(c)
-----------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations             (2.57)       (1.57)         4.55         2.54         3.48         1.96
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                      (0.06)       (0.22)        (0.25)       (0.20)       (0.38)       (0.16)
In excess of net investment income                 --           --            --           --        (0.01)          --
From net realized gains                         (2.21)       (4.91)        (1.67)       (0.66)       (0.02)          --
-----------------------------------------------------------------------------------------------------------------------
   Total Distributions Declared to
      Shareholders                              (2.27)       (5.13)        (1.92)       (0.86)       (0.41)       (0.16)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   END OF PERIOD                              $ 13.90      $ 18.74       $ 25.44      $ 22.81      $ 21.13      $ 18.06
-----------------------------------------------------------------------------------------------------------------------
Total return (d)                               (15.34)%(e)   (7.81)%       21.44%       12.33%       19.41%       12.12%(e)
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses (f)                                   1.97%(g)      1.94%        1.90%        1.97%        1.94%        1.97%(g)
Net investment income (f)                      0.86%(g)      0.69%        1.38%        1.05%        1.88%        2.96%(g)
Portfolio turnover rate                          39%(e)        60%         102%          28%          22%           7%
Net assets, end of period (000's)          $ 14,572      $ 11,558      $ 7,185      $ 3,777      $ 2,576         $552

(a) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(g)  Annualized.


13


FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share outstanding throughout each period is as follows:

                                                                    (UNAUDITED)
                                                                    SIX MONTHS                               PERIOD
                                                                       ENDED   YEAR ENDED NOVEMBER 30,        ENDED
                                                                      MAY 31, -------------------------    NOVEMBER 30,
CLASS Z SHARES                                                         2002         2001         2000        1999(a)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $ 18.74      $ 25.49      $ 22.87      $ 21.50
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                                   0.14         0.36         0.56         0.37
Net realized and unrealized gain (loss) on investments
   and foreign currency                                                    (2.63)       (1.77)        4.21         1.30
-----------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                                        (2.49)       (1.41)        4.77         1.67
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                                                 (0.15)       (0.43)       (0.48)       (0.30)
From net realized gains                                                    (2.21)       (4.91)       (1.67)          --
-----------------------------------------------------------------------------------------------------------------------
   Total Distributions Declared to Shareholders                            (2.36)       (5.34)       (2.15)       (0.30)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                           $ 13.89      $ 18.74      $ 25.49      $ 22.87
-----------------------------------------------------------------------------------------------------------------------
Total return (c)                                                          (14.94)%(d)   (7.06)%      22.57%        7.82%(d)
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses (e)                                                              0.97%(f)     0.94%        0.90%        0.97%(f)
Net investment income (e)                                                 1.86%(f)     1.69%        2.38%        1.99%(f)
Portfolio turnover rate                                                     39%(d)       60%         102%          28%
Net assets, end of period (000's)                                       $  265       $   32       $  321       $  524

(a) Class Z shares were initially offered on January 29, 1999. Per share amounts reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Total return at net asset value assuming all distributions reinvested.
(d)  Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(f)  Annualized.



14
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


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



TRANSFER AGENT


Important Information About This Report
The Transfer Agent for Liberty Utilities Fund is:

Liberty Funds Services, Inc.
P.O. Box 8081
Boston, MA  02266-8081

PLEASE MAKE A NOTE OF OUR NEW MAILING ADDRESS, EFFECTIVE IMMEDIATELY.

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call Shareholder Services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Utilities Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Semiannual Report:
Liberty Utilities Fund

LIBERTY FUNDS BELIEVES IN FINANCIAL CHOICE

At Liberty, it's our job to help you achieve your financial goals. So whether it's saving for your kid's education, building your retirement nest egg, or managing your income... we can help. We offer a diverse family of mutual funds representing a wide selection of investment styles and specialized money management. It's all designed to help you reach for financial freedom - however you define it.

LIBERTY BELIEVES IN PROFESSIONAL ADVICE

Today's ever-changing financial markets can challenge even the most seasoned investors. That's why we recommend working with a financial advisor. With an advisor you have an experienced, knowledgeable professional looking out for your best interests. Your advisor can help you establish a plan for reaching your personal financial goals and help you stay on track over the long term. It's a relationship that's focused on you and your needs.


Liberty Utilities Fund  Semiannual Report, May 31, 2002

[LOGO]:
LIBERTYFUNDS
A Member of Columbia Management Group

(C)2002 Liberty Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621


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759-03/954J-0502 (07/02) 02/1199